Portfolio of Investment

March 31, 2022 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 95.6%
AUSTRALIA — 2.1%
Cochlear Ltd.	66,619	$11,122,779

BRAZIL — 2.6%
MercadoLibre, Inc.*	8,043	9,566,987
Raia Drogasil SA	813,100	4,088,513
		13,655,500
CHINA — 4.6%
Alibaba Group Holding Ltd. ADR*	52,761	5,740,397
Baidu, Inc. ADR*	19,852	2,626,419
Meituan, Class B *	308,500	5,844,206
Ping An Insurance Group Co. of China Ltd., Class H	867,500	6,064,748
Prosus NV *	37,713	2,033,781
Trip.com Group Ltd. ADR*	92,874	2,147,247
		24,456,798
FRANCE — 5.2%
Kering	9,003	5,683,841
LVMH Moet Hennessy Louis Vuitton SE	10,887	7,771,133
Remy Cointreau SA	50,671	10,449,733
Ubisoft Entertainment SA*	87,907	3,862,882
		27,767,589
GERMANY — 7.6%
adidas AG	30,315	7,064,185
Auto1 Group SE*	147,582	1,676,749
Bechtle AG	197,479	11,118,111
Nemetschek SE	65,086	6,250,460
Rational AG	6,748	4,647,499
Zalando SE*	185,951	9,415,479
		40,172,483
HONG KONG — 5.0%
AIA Group Ltd.	1,566,600	16,358,258
Techtronic Industries Co., Ltd.	631,000	10,109,550
		26,467,808
INDIA — 0.9%
Housing Development Finance Corp., Ltd.	90,923	2,842,988
MakeMyTrip Ltd.*	81,188	2,178,274
		5,021,262
JAPAN — 22.3%
Denso Corp.	123,000	7,847,414
Kakaku.com, Inc.	182,700	4,080,196
Kao Corp.	87,900	3,589,015
Keyence Corp.	16,400	7,604,723
Murata Manufacturing Co., Ltd.	125,200	8,247,275
Nidec Corp.	100,500	7,937,799
Olympus Corp.	568,200	10,768,863
Pigeon Corp.	114,900	2,020,684
Recruit Holdings Co., Ltd.	145,900	6,338,924
Shimano, Inc.	43,300	9,916,062
Shiseido Co., Ltd.	217,100	10,965,390
SMC Corp.	25,300	14,142,550
SoftBank Group Corp.	121,900	5,450,107
Sugi Holdings Co., Ltd.	52,700	2,608,463
Suzuki Motor Corp.	136,200	4,667,602
Sysmex Corp.	103,500	7,496,247
Z Holdings Corp.	1,097,600	4,745,026
		118,426,340

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investment

March 31, 2022 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
NETHERLANDS — 4.8%
ASML Holding NV	27,228	$18,194,345
IMCD NV	43,058	7,345,370
		25,539,715
NEW ZEALAND — 1.4%
Xero Ltd.*	95,563	7,242,498

PORTUGAL — 2.1%
Jeronimo Martins SGPS SA	475,437	11,405,707

SINGAPORE — 2.4%
United Overseas Bank Ltd.	554,073	12,964,200

SOUTH AFRICA — 0.7%
Naspers Ltd., N Shares	35,333	3,990,590

SOUTH KOREA — 0.6%
Coupang, Inc.*	172,695	3,053,248

SWEDEN — 9.0%
Atlas Copco AB, A Shares	186,367	9,673,561
Atlas Copco AB, B Shares	105,348	4,777,483
Epiroc AB, B Shares	360,463	6,507,952
Investor AB, B Shares	513,124	11,149,281
Nibe Industrier AB, B Shares	1,430,513	15,856,603
		47,964,880
SWITZERLAND — 2.7%
Cie Financiere Richemont SA	111,383	14,118,339

TAIWAN — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	141,800	14,784,068

UNITED KINGDOM — 13.2%
ASOS PLC*	112,328	2,363,227
Auto Trader Group PLC	1,434,658	11,843,509
Burberry Group PLC	192,436	4,200,818
Experian PLC	180,768	6,964,200
Farfetch Ltd., Class A *	205,557	3,108,022
Games Workshop Group PLC	51,916	4,936,775
Hargreaves Lansdown PLC	436,925	5,759,031
HomeServe PLC	378,238	4,188,634
Intertek Group PLC	101,349	6,913,803
Rightmove PLC	1,248,573	10,319,009
Trainline PLC*	1,121,941	3,684,595
Weir Group PLC (The)	170,962	3,648,311
Wise PLC, Class A *	320,043	2,069,268
		69,999,202
UNITED STATES — 5.6%
Mettler-Toledo International, Inc.*	17,177	23,587,285
Spotify Technology SA*	41,526	6,271,256
		29,858,541
Total Common Stocks (cost $404,711,293)		508,011,547
PREFERRED STOCKS — 2.8%
GERMANY — 2.8%
Sartorius AG 0.31% (cost $7,224,113)	34,068	15,035,707
TOTAL INVESTMENTS — 98.4% (cost $411,935,406)		$523,047,254
Other assets less liabilities — 1.6%		8,660,596
NET ASSETS — 100.0%		$531,707,850

*	Non-income producing security.

ADR	-	American Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investment

March 31, 2022 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$85,024,945	$422,986,602	$—	$508,011,547
Preferred Stocks**	—	15,035,707	—	15,035,707
Total	$85,024,945	$438,022,309	$—	$523,047,254

**      Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.